Intangible assets - Schedule of intangible assets (Details)	12 Months Ended
Dec. 31, 2019 CAD ($)
Disclosure of detailed information about intangible assets [line items]
Beginning balance	$ 0
Ending balance	22,358,932
Cost
Disclosure of detailed information about intangible assets [line items]
Beginning balance	0
Acquisition of Prismic Pharmaceuticals Inc	24,648,915
Additions	389,640
Effects of foreign exchange	(186,463)
Ending balance	24,852,092
Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Beginning balance	0
Amortization	2,534,047
Effects of foreign exchange	(40,887)
Ending balance	$ 2,493,160